INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Par value per share (in USD per share)	$ 0.02	$ 0.02
Number of shares issued (in shares)	552,654,594	553,548,190
Number of shares outstanding (in shares)	552,654,594	553,548,190